Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 11,713	$ 9,625
Amounts receivable	529	1,477
Taxes recoverable	5,044	5,483
Prepaid expenses and other assets	757	594
Inventory	1,659	5,592
Total current assets	19,702	22,771
Exploration and evaluation assets	10,052	9,827
Plant, equipment and mining properties	34,846	35,658
Long-term investments	4,176	4,311
Other assets	4	4
Total assets	68,780	72,571
Current liabilities
Accounts payable and accrued liabilities	2,068	4,907
Amounts due to related parties	154	156
Taxes payable	7	46
Current portion of term facility	2,513	3,384
Current portion of equipment loans	72	199
Current portion of finance lease obligations	208	692
Other liabilities	0	178
Total current liabilities	5,022	9,562
Term facility	0	2,513
Equipment loans	0	90
Finance lease obligations	278	442
Warrant liability	2,295	1,579
Reclamation provision	808	1,524
Deferred income tax liabilities	1,369	2,938
Total liabilities	9,772	18,648
EQUITY
Share capital	108,303	96,396
Equity reserves	9,951	9,391
Treasury shares (14,180 shares, at cost)	(97)	(97)
Accumulated other comprehensive loss	(4,810)	(4,563)
Accumulated deficit	(54,339)	(47,204)
Total equity	59,008	53,923
Total liabilities and equity	$ 68,780	$ 72,571